PROVISIONS - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Total provisions	$ 476.7	$ 394.7
Current portion of provisions	6.5	6.7
Non-current provisions	470.2	388.0
Asset retirement obligations
Disclosure of other provisions [line items]
Total provisions	460.4	380.0	$ 368.4
Current portion of provisions	6.5	6.7
Non-current provisions	453.9	373.3
Other
Disclosure of other provisions [line items]
Total provisions	$ 16.3	$ 14.7